December 18, 2017

DREYFUS INVESTMENT GRADE FUNDS, INC.

Dreyfus Inflation Adjusted Securities Fund

Supplement to Summary Prospectus and Prospectus

dated December 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

Investment decisions for the fund are made by a team of portfolio managers from Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus. The team members are Robert Bayston and Nate Pearson, CFA, each of whom also is an employee of Dreyfus. Mr. Bayston has been a primary portfolio manager of the fund since January 2005 and is responsible for treasury inflation protected securities and derivative strategies with Standish.  Mr. Pearson has been a primary portfolio manager of the fund since July 2012 and is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

Investment decisions for the fund are made by a team of portfolio managers from Standish.  The team members are Robert Bayston and Nate Pearson, CFA. Messrs. Bayston and Pearson are jointly and primarily responsible for managing the fund's portfolio. Mr. Bayston has been a primary portfolio manager of the fund since January 2005 and is responsible for treasury inflation protected securities and derivative strategies with Standish, which he joined in 1991.  He also has been employed by Dreyfus since September 2001.  Mr. Pearson has been a primary portfolio manager of the fund since July 2012. He is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish, which he joined in 2005.  He also has been employed by Dreyfus since July 2012. Messrs. Bayston and Pearson manage the fund in their capacities as employees of Dreyfus.

0588STK1217

December 18, 2017

DREYFUS INVESTMENT GRADE FUNDS, INC.

Dreyfus Intermediate Term Income Fund

Supplement to current Summary Prospectus and Prospectuses

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

David Bowser, CFA, is the fund's primary portfolio manager.  Mr. Bowser has served as a portfolio manager of the fund since April 2008 and as a primary portfolio manager since October 2010.  Mr. Bowser is a Managing Director and Senior Portfolio Manager for the Global Multi-Sector Investment team at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus.  Mr. Bowser also is an employee of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

David Bowser, CFA, is the fund's primary portfolio manager.  Mr. Bowser has served as a portfolio manager of the fund since April 2008 and as a primary portfolio manager since October 2010.  Mr. Bowser is a Managing Director and Senior Portfolio Manager for the Global Multi-Sector Investment team at Standish, which he joined in 2000.  He also has been employed by Dreyfus since July 2006.  Mr. Bowser manages the fund in his capacity as an employee of Dreyfus.

0082STK1217

December 18, 2017

DREYFUS INVESTMENT GRADE FUNDS, INC.

Dreyfus Short Term Income Fund

Supplement to current Summary Prospectuses and Prospectuses

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

David Bowser, CFA, is the fund's primary portfolio manager.  Mr. Bowser has served as a portfolio manager of the fund since July 2008 and as a primary portfolio manager since April 2011.  Mr. Bowser is a Managing Director and Senior Portfolio Manager for the Global Multi-Sector Investment team at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus.  Mr. Bowser also is an employee of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

David Bowser, CFA, is the fund's primary portfolio manager.  Mr. Bowser has served as a portfolio manager of the fund since July 2008 and as a primary portfolio manager since April 2011.  Mr. Bowser is a Managing Director and Senior Portfolio Manager for the Global Multi-Sector Investment team at Standish, which he joined in 2000.  He also has been employed by Dreyfus since July 2006.  Mr. Bowser manages the fund in his capacity as an employee of Dreyfus.

0083STK1117